Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2013
Fair Value of Assets and Liabilities Measured on Recurring Basis

The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2012 and 2013 are as follows:

	Yen in millions
	March 31, 2012
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ liabilities	Other noncurrent assets/ liabilities
Assets:
Trading securities	214,036	219,455	—	433,491	433,491	—	—	—
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,091,451	—	1,091,451	23,267	1,068,184	—	—
Japanese local government bonds	—	33,675	—	33,675	1,405	32,270	—	—
Japanese corporate bonds	—	293,637	1,513	295,150	123,434	171,716	—	—
Foreign corporate bonds	—	359,960	15,291	375,251	75,764	299,487	—	—
Other	—	23,616	309	23,925	—	23,925	—	—
Equity securities	111,517	680	—	112,197	—	112,197	—	—
Other investments*[1]	5,475	4,592	73,451	83,518	—	83,518	—	—
Derivative assets*[2]	—	18,518	—	18,518	—	—	18,513	5

Total assets	331,028	2,045,584	90,564	2,467,176	657,361	1,791,297	18,513	5

Liabilities:
Derivative liabilities*[2]	—	41,218	—	41,218	—	—	40,034	1,184

Total liabilities	—	41,218	—	41,218	—	—	40,034	1,184

	Yen in millions
	March 31, 2013
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ liabilities	Other noncurrent assets/ liabilities
Assets:
Trading securities	278,575	252,212	—	530,787	530,787	—	—	—
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,220,608	—	1,220,608	24,335	1,196,273	—	—
Japanese local government bonds	—	67,195	—	67,195	61	67,134	—	—
Japanese corporate bonds	—	209,950	2,214	212,164	40,359	171,805	—	—
Foreign corporate bonds	—	422,022	20,752	442,774	96,896	345,878	—	—
Other	—	25,036	—	25,036	98	24,938	—	—
Equity securities	132,447	78	—	132,525	—	132,525	—	—
Other investments*[1]	6,742	3,126	76,892	86,760	—	86,760	—	—
Derivative assets*[2]	—	21,862	—	21,862	—	—	20,713	1,149

Total assets	417,764	2,222,089	99,858	2,739,711	692,536	2,025,313	20,713	1,149

Liabilities:
Derivative liabilities*[2]	—	41,998	—	41,998	—	—	20,322	21,676

Total liabilities	—	41,998	—	41,998	—	—	20,322	21,676

*1	Other investments include certain hybrid financial instruments and certain private equity investments.

*2	Derivative assets and liabilities are recognized and disclosed on a gross basis.

Changes in Fair Value of Level Three Assets and Liabilities

The changes in fair value of level 3 assets and liabilities for the fiscal years ended March 31, 2012 and 2013 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2012
	Assets
	Available-for-sale securities			Other investments
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds	Other
Beginning balance	4,581	19,751	299	74,026
Total realized and unrealized gains (losses):
Included in earnings*[1]	—	27	—	(1,214)
Included in other comprehensive income (loss)*[2]	(2)	271	10	505
Purchases	—	6,994	—	3,144
Settlements	(500)	(5,961)	—	(2,784)
Transfers into level 3*[3]	2,116	956	—	—
Transfers out of level 3*[4]	(4,682)	(6,747)	—	—
Other	—	—	—	(226)

Ending balance	1,513	15,291	309	73,451

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*[1]	—	(2)	—	(1,215)

	Yen in millions
	Fiscal year ended March 31, 2013
	Assets
	Available-for-sale securities			Other investments
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds	Other
Beginning balance	1,513	15,291	309	73,451
Total realized and unrealized gains (losses):
Included in earnings*[1]	—	12	—	5,765
Included in other comprehensive income (loss)*[2]	(2)	2,086	(9)	1,984
Purchases	—	4,701	—	1,836
Settlements	—	(4,100)	—	(2,982)
Transfers into level 3*[3]	703	4,906	—	—
Transfers out of level 3*[4]	—	(2,244)	(300)	—
Other	—	100	—	(3,162)

Ending balance	2,214	20,752	—	76,892

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*[1]	—	(14)	—	5,765

*1	Earning effects are included in financial services revenue in the consolidated statements of income.

*2	Unrealized gains (losses) are included in unrealized gains (losses) on securities in the consolidated statements of comprehensive income.

*3	Certain corporate bonds were transferred into level 3 because differences between fair value determined by indicative quotes from dealers and internally developed prices became significant and the observability of inputs decreased.

*4	Certain corporate bonds were transferred out of level 3 because quoted prices became available.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

During the fiscal years ended March 31, 2012 and 2013, such measurements of fair value related primarily to the following:

	Fiscal year ended March 31, 2012
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Remeasurement of previously owned equity interest in Sony Ericsson	—	—	71,449	102,331
S-LCD impairment	—	—	71,662	(60,019)
Long-lived assets impairments	—	—	8,292	(59,583)

				(17,271)

	Fiscal year ended March 31, 2013
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Remeasurement of retained investment in M3	128,289	—	—	117,216
Long-lived assets impairments	—	—	3,935	(14,494)

				102,722

Estimated Fair Values of Financial Instruments

The estimated fair values by fair value hierarchy level of certain financial instruments that are not reported at fair value are summarized as follows:

	Yen in millions
	March 31, 2012
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	823,668	—	823,668	749,636

Total assets	—	823,668	—	823,668	749,636

Liabilities:
Long-term debt including the current portion	—	1,079,914	—	1,079,914	1,072,709
Investment contracts included in policyholders’ account in the life insurance business	—	338,589	—	338,589	340,600

Total liabilities	—	1,418,503	—	1,418,503	1,413,309

	Yen in millions
	March 31, 2013
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	947,276	—	947,276	860,330

Total assets	—	947,276	—	947,276	860,330

Liabilities:
Long-term debt including the current portion	—	1,221,174	—	1,221,174	1,094,716
Investment contracts included in policyholders’ account in the life insurance business	—	363,634	—	363,634	363,213

Total liabilities	—	1,584,808	—	1,584,808	1,457,929